Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Accumulated Other Comprehensive Loss	Non-controlling Interests	Limited Partners	General Partner
Beginning balance (Predecessor Equity) at Dec. 31, 2013	$ 2,406
Beginning balance at Dec. 31, 2013	4,385	$ (11)	$ 34	$ 1,948	$ 8
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss) | Predecessor Equity	130
Net income (loss)	551		4	303	114
Other comprehensive (loss) income | Predecessor Equity	0
Other comprehensive (loss) income	2	2
Net change in parent advances | Predecessor Equity	(347)
Net change in parent advances	(347)
Issuance of 4,497,158 units to DCP Midstream, LLC and affiliates	225			225
Excess purchase price over carrying value of acquired net assets	(178)			(178)
Issuance of common units	1,002			1,002
Distributions to limited partners and general partner	(420)			(316)	(104)
Distributions to noncontrolling interests	(5)		(5)
Ending balance (Predecessor Equity) at Dec. 31, 2014	2,189
Ending balance at Dec. 31, 2014	5,215	(9)	33	2,984	18
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss) | Predecessor Equity	(1,099)
Net income (loss)	(866)		5	104	124
Other comprehensive (loss) income	1	1
Net change in parent advances | Predecessor Equity	3,197
Net change in parent advances	3,197
Issuance of common units	31			31
Distributions to limited partners and general partner	(482)			(358)	(124)
Distributions to noncontrolling interests	(5)		(5)
Contributions from DCP Midstream, LLC	1			1
Ending balance (Predecessor Equity) at Dec. 31, 2015	4,287
Ending balance at Dec. 31, 2015	7,092	(8)	33	2,762	18
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss) | Predecessor Equity	(224)
Net income (loss)	94		6	188	124
Other comprehensive (loss) income	0
Net change in parent advances | Predecessor Equity	157
Net change in parent advances	157
Distributions to limited partners and general partner	(483)			(359)	(124)
Distributions to noncontrolling interests	(7)		(7)
Ending balance (Predecessor Equity) at Dec. 31, 2016	4,220
Ending balance at Dec. 31, 2016	$ 6,853	$ (8)	$ 32	$ 2,591	$ 18